Business Combination and Deconsolidation of Subsidiary	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS COMBINATION AND DECONSOLIDATION OF SUBSIDIARY

NOTE 4 – BUSINESS COMBINATION AND DECONSOLIDATION OF SUBSIDIARY

On August 14, 2020, the Company completed the acquisition of 40% equity interest of 3D Discovery Co. Limited (the “Acquisition”). The total consideration of the acquisition is $154.

The purchase price allocation resulted in $82,692 of goodwill, as below:

Acquired assets:	US$
Cash and cash equivalents	$2,762
Trade receivables	46
Other receivables	149
Non-current assets	103,412
106,369
Less: Assumed liabilities
Accrued liabilities	(1,171)
Other payable	(2,181)
Amount due to related parties	(185,555)
(188,907)

Fair value of net assets acquired	(82,538)
Goodwill recorded	82,692

Cash consideration allocated	$154

The Acquisition was accounted for as a business combination in accordance with ASC 805 “Business Combinations”. The Company has allocated the purchase price consideration based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from management estimation. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The goodwill is fully impaired for the year ended December 31, 2020.